VIRTUS KAR SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—6.3%
Autohome, Inc. ADR	841,195	$ 33,084
Rightmove plc	9,575,590	66,255
		99,339

Consumer Discretionary—7.5%
Acushnet Holdings Corp.	1,667,041	69,482
LCI Industries	434,120	48,569
		118,051

Consumer Staples—1.8%
PriceSmart, Inc.	383,189	27,448
Energy—1.1%
Dril-Quip, Inc.(1)	639,140	16,490
Financials—25.8%
Artisan Partners Asset Management, Inc. Class A	1,433,877	51,003
BancFirst Corp.(2)	717,465	68,669
FactSet Research Systems, Inc.	145,740	56,047
First Hawaiian, Inc.	2,803,755	63,673
Moelis & Co. Class A	1,287,987	50,682
Primerica, Inc.	616,587	73,799
RLI Corp.	348,403	40,621
		404,494

Health Care—5.7%
Atrion Corp.	48,880	30,739
CorVel Corp.(1)	403,080	59,361
		90,100

Industrials—36.8%
Donaldson Co., Inc.	420,200	20,229
EMCOR Group, Inc.	735,170	75,693
FTI Consulting, Inc.(1)	676,894	122,416
Graco, Inc.	1,003,110	59,595
Landstar System, Inc.	455,009	66,167
RBC Bearings, Inc.(1)	285,487	52,801
Simpson Manufacturing Co., Inc.	739,217	74,373
Toro Co. (The)	667,701	50,605
Watts Water Technologies, Inc. Class A	447,374	54,955
		576,834

Information Technology—11.9%
Aspen Technology, Inc.(1)	198,612	36,481
Clearwater Analytics Holdings, Inc. Class A (1)	993,878	11,966
Jack Henry & Associates, Inc.	181,100	32,602
Manhattan Associates, Inc.(1)	532,220	60,993
Teledyne Technologies, Inc.(1)	121,168	45,451
		187,493

	Shares	Value

Materials—1.0%
AptarGroup, Inc.	155,112	$ 16,009
Total Common Stocks (Identified Cost $1,078,305)		1,536,258

Total Long-Term Investments—97.9% (Identified Cost $1,078,305)		1,536,258

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	35,455,548	35,456
Total Short-Term Investment (Identified Cost $35,456)		35,456

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)(4)	97,750	98
Total Securities Lending Collateral (Identified Cost $97)		98

TOTAL INVESTMENTS—100.1% (Identified Cost $1,113,858)		$1,571,812
Other assets and liabilities, net—(0.1)%		(2,169)
NET ASSETS—100.0%		$1,569,643

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
United Kingdom	4
China	2
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,536,258	$1,536,258
Securities Lending Collateral	98	98
Money Market Mutual Fund	35,456	35,456
Total Investments	$1,571,812	$1,571,812
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Core Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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